Insurance business (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Schedule of net insurance premium income and liabilities under insurance contracts

Net insurance premium income[1]
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[2]	Total
	$m	$m	$m	$m
Gross insurance premium income	11,685	824	1,547	14,056
Reinsurers’ share of gross insurance premium income	(1,226)	(5)	—	(1,231)
Year ended 31 Dec 2022	10,459	819	1,547	12,825

Gross insurance premium income	8,529	1,027	1,873	11,429
Reinsurers’ share of gross insurance premium income	(555)	(4)	—	(559)
Year ended 31 Dec 2021	7,974	1,023	1,873	10,870

Gross insurance premium income	8,321	579	1,563	10,463
Reinsurers’ share of gross insurance premium income	(362)	(8)	—	(370)
Year ended 31 Dec 2020	7,959	571	1,563	10,093
1    This table is presented after elimination of inter-company transactions between our insurance manufacturing operations and other Group entities.
2    Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders[1]
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[2]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	11,008	(124)	183	11,067
– claims, benefits and surrenders paid	4,032	680	1,845	6,557
– movement in liabilities	6,976	(804)	(1,662)	4,510
Reinsurers’ share of claims and benefits paid and movement in liabilities	(1,206)	8	—	(1,198)
– claims, benefits and surrenders paid	(1,005)	(7)	—	(1,012)
– movement in liabilities	(201)	15	—	(186)
Year ended 31 Dec 2022	9,802	(116)	183	9,869

Gross claims and benefits paid and movement in liabilities	10,474	1,134	3,332	14,940
– claims, benefits and surrenders paid	2,929	1,023	2,142	6,094
– movement in liabilities	7,545	111	1,190	8,846
Reinsurers’ share of claims and benefits paid and movement in liabilities	(543)	(9)	—	(552)
– claims, benefits and surrenders paid	(343)	(7)	—	(350)
– movement in liabilities	(200)	(2)	—	(202)
Year ended 31 Dec 2021	9,931	1,125	3,332	14,388

Gross claims and benefits paid and movement in liabilities	10,050	1,112	1,853	13,015
– claims, benefits and surrenders paid	3,695	900	2,083	6,678
– movement in liabilities	6,355	212	(230)	6,337
Reinsurers’ share of claims and benefits paid and movement in liabilities	(366)	(4)	—	(370)
– claims, benefits and surrenders paid	(430)	(10)	—	(440)
– movement in liabilities	64	6	—	70
Year ended 31 Dec 2020	9,684	1,108	1,853	12,645
1This table is presented after elimination of inter-company transactions between our insurance manufacturing operations and other Group entities.

Liabilities under insurance contracts[1]
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[2]	Total
	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2022	79,475	6,513	26,757	112,745
Claims and benefits paid	(4,032)	(680)	(1,845)	(6,557)
Increase in liabilities to policyholders	11,008	(124)	183	11,067
Exchange differences and other movements[2]	2,004	(313)	(4,102)	(2,411)
Gross liabilities under insurance contracts at 31 Dec 2022	88,455	5,396	20,993	114,844
Reinsurers’ share of liabilities under insurance contracts	(4,247)	(10)	—	(4,257)
Net liabilities under insurance contracts at 31 Dec 2022	84,208	5,386	20,993	110,587

Gross liabilities under insurance contracts at 1 Jan 2021	72,464	6,449	28,278	107,191
Claims and benefits paid	(2,929)	(1,023)	(2,142)	(6,094)
Increase in liabilities to policyholders	10,474	1,134	3,332	14,940
Exchange differences and other movements[3]	(534)	(47)	(2,711)	(3,292)
Gross liabilities under insurance contracts at 31 Dec 2021	79,475	6,513	26,757	112,745
Reinsurers’ share of liabilities under insurance contracts	(3,638)	(30)	—	(3,668)
Net liabilities under insurance contracts at 31 Dec 2021	75,837	6,483	26,757	109,077
1This table is presented after elimination of inter-company transactions between our insurance manufacturing operations and other Group entities.
2Discretionary participation features.
3‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.